Summary of Significant Accounting Policies Summary of Significant Accounting Policies Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	27.10%	32.40%	26.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5	5	5
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	4.56%	4.85%	4.68%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.27%	2.29%	1.89%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.36	$ 6.18	$ 3.38
Historical Volatility Period Basis	10
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.18